HELD FOR SALE (Tables)	6 Months Ended
Jun. 30, 2021
Non-current Assets Held For Sale And Discontinued Operations [Abstract]
Disclosure of assets and liabilities classified as held for sale	The following is a summary of the assets and liabilities that were classified as held for sale as of June 30, 2021 and December 31, 2020:

(US$ Millions)	Jun. 30, 2021	Dec. 31, 2020
Investment properties	$836	$481
Equity accounted investments	117	102
Accounts receivable and other assets	12	5
Assets held for sale	965	588
Debt obligations	—	380
Accounts payable and other liabilities	4	16
Liabilities associated with assets held for sale	$4	$396

Disclosure of reconciliation of changes in assets held for sale
The following table presents the change to the components of the assets held for sale for the six months ended June 30, 2021 and the year ended December 31, 2020:

(US$ Millions)	Jun. 30, 2021	Dec. 31, 2020
Balance, beginning of period	$588	$387
Reclassification to (from) assets held for sale, net	1,045	2,381
Disposals	(671)	(2,222)
Fair value adjustments	3	9
Foreign currency translation	—	20
Other	—	13
Balance, end of period	$965	$588